Derivatives (Details 2) - USD ($) $ in Thousands		3 Months Ended				9 Months Ended				12 Months Ended
		Sep. 30, 2017		Sep. 30, 2016		Sep. 30, 2017		Sep. 30, 2016		Dec. 31, 2016		Dec. 31, 2015		Dec. 31, 2014
Foreign currency option contracts | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net (loss) gain recognized in earnings		$ 0	[1]	$ 0	[1]	$ (1,132)	[1]	$ 0	[1]	$ 0	[2]	$ 0	[2]	$ 0	[2]
Foreign currency option contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net (loss) gain recognized in Other Comprehensive Loss, net of tax		(40)	[3]	(20)	[3]	(177)	[3]	(250)	[3]	(259)	[4]	31	[4]	0	[4]
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax	[5]									148		0		0
Net (loss) gain recognized in earnings		(7)	[6]	(11)	[6]	(12)	[6]	(17)	[6]	(11)	[7]	6	[7]	0	[7]
Foreign currency forward contracts | Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Net (loss) gain recognized in earnings		(2,062)	[1]	(330)	[1]	(7,369)	[1]	(2,392)	[1]	(890)	[2]	4,047	[2]	2,384	[2]
Foreign currency forward contracts | Cash Flow Hedging
Derivative Instruments, Gain (Loss) [Line Items]
Net (loss) gain recognized in Other Comprehensive Loss, net of tax		(4,492)	[3]	(9)	[3]	(14,026)	[3]	(74)	[3]	(73)	[4]	77	[4]	0	[4]
Net (loss) gain reclassified from Accumulated Other Comprehensive Loss into earnings, net of tax	[5]									(7)		5		0
Net (loss) gain recognized in earnings		$ 3	[6]	$ 1	[6]	$ 8	[6]	$ 1	[6]	$ 2	[7]	$ (2)	[7]	$ 0	[7]

[1]	Classified in Net Foreign Currency Transaction (Losses) Gains.
[2]	Classified in Net Foreign Currency Transaction Losses.
[3]	Net change in the fair value of the effective portion classified in Other Comprehensive Income
[4]	Net change in the fair value of the effective portion classified in Other Comprehensive Loss.
[5]	Effective portion classified as Net Sales.
[6]	Ineffective portion and amount excluded from effectiveness testing classified in Net Foreign Currency Transaction (Losses) Gains.
[7]	Ineffective portion and amount excluded from effectiveness testing classified in Net Foreign Currency Transaction Losses.